Income Taxes (Tax Effects of Temporary Differences and Carryforwards Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Assets:
Net operating loss carryforwards		¥ 48,953	¥ 62,493
Allowance for credit losses		14,842	8,650
Investment in securities		4,581	14,382
Accrued expenses		26,516	26,401
Investment in operating leases		11,576	12,728
Property under facility operations		28,007	24,996
Installment loans		8,075	5,459
Unrealized losses on investment in securities		158,375	98,025
Lease liabilities		74,215	69,697
Other	[1]	159,391	156,516
Deferred Tax Assets, Gross, Total		534,531	479,347
Less: valuation allowance		(35,845)	(39,046)
Deferred Tax Assets, Net of Valuation Allowance, Total		498,686	440,301
Liabilities:
Net investment in leases		12,755	10,867
Investment in operating leases		171,455	175,727
Unrealized gains on investment in securities		9,259	9,139
Deferred insurance policy acquisition costs		90,934	85,830
Policy liabilities and policy account balances		263,515	194,713
Property under facility operations		33,075	22,615
Other intangible assets		143,701	152,125
Undistributed earnings		103,808	95,720
Prepaid benefit cost		27,224	23,473
Advances paid		8,387	8,102
Right-of-use assets		72,034	68,715
Other		24,834	31,946
Deferred Tax Liabilities, Net, Total		960,981	878,972
Net deferred tax liability		¥ 462,295	¥ 438,671

[1]	As of March 31, 2024 and 2025, other deferred tax assets includes amounts related to net investment hedges of ¥95,551 million and ¥96,778 million.